COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2010
Commitments And Contingencies Tables [Abstract]
COMMITMENTS AND CONTINGENCIES

	2009	2010
	(EUR in thousands)
Financial instruments whose contract amounts represent credit risk:
Commitments to extend credit*:
Commercial and personal	19,084,911	17,878,471
Commercial real estate	29,659	3,472
Residential real estate	526,925	326,940
Commercial letters of credit	452,273	539,790
Standby letters of credit and financial guarantees written	6,369,777	6,684,876

*	Commitments to extend credit at December 31, 2009 and 2010 include amounts of EUR 1,597 million and EUR 901 million respectively, which cannot be cancelled without certain conditions being met at any time and without notice, or for which automatic cancellation due to credit deterioration of the borrower is not allowed. Such commitments are included in the Risk Weighted Assets calculation under regulatory rules currently in force.